Stock-Based Compensation Options - Summary of Stock Options (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options - Outstanding Beginning	5,778,120	4,213,268
Number of stock options - Cancelled	(18,000)	(100,000)
Number of stock options - Granted	0	1,664,852
Number of stock options - Outstanding Ending	5,760,120	5,778,120	4,213,268
Number of stock options - Exercisable	3,978,218
Weighted average exercise price - Oustanding Beginning	$ 2.47	$ 2.18
Weighted average exercise price - Cancelled	3.74	3.74
Weighted average exercise price - Granted		3.29
Weighted average exercise price - Oustanding Ending	2.47	$ 2.47	$ 2.18
Weighted average exercise price - Exercisable	$ 2.03
Aggregate grant date fair value - Oustanding Beginning	$ 7,598,388	$ 5,353,785
Aggregate grant date fair value - Cancelled	(26,422)	(146,790)
Aggregate grant date fair value - Granted		2,391,393
Aggregate grant date fair value - Oustanding Ending	7,571,966	$ 7,598,388	$ 5,353,785
Aggregate grant date fair value - Exercisable	$ 4,990,924
Weighted average remaining contractual - Outstanding	5 years 3 months 18 days	6 years 3 months 18 days	7 years
Weighted average remaining contractual - Exercisable	5 years 2 months 12 days